VACATION OWNERSHIP NOTES RECEIVABLE - Interest Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 30, 2016	Jan. 01, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income associated with vacation ownership notes receivable	$ 128	$ 120	$ 118
Vacation ownership notes receivable — securitized
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income associated with vacation ownership notes receivable	101	97	90
Vacation ownership notes receivable — non-securitized
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income associated with vacation ownership notes receivable	$ 27	$ 23	$ 28